long-term debt - TELUS Corporation notes (Details) $ in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2018 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($) $ / NotesSeries $ / NotesSeries	Dec. 31, 2018 CAD ($) $ / NotesSeries $ / NotesSeries	Feb. 28, 2018 CAD ($) $ / NotesSeries	Dec. 31, 2017 CAD ($)	Mar. 31, 2017 CAD ($) $ / NotesSeries	Dec. 31, 2015 CAD ($) $ / NotesSeries	Apr. 30, 2014 CAD ($) $ / NotesSeries
TELUS Corporation notes
Long-term debt				$ 14,101		$ 13,660
Long-term debt prepayment premium		$ 34
TELUS Corporation notes
TELUS Corporation notes
Long-term debt				$ 12,186		$ 11,561
Repurchase offer price, expressed as percentage of principal		101.00%
Redemption price percentage		100.00%
TELUS Corporation notes | Minimum
TELUS Corporation notes
Redemption period		30 days
TELUS Corporation notes | Maximum
TELUS Corporation notes
Redemption period		60 days
5.05% Notes, Series CG
TELUS Corporation notes
Fixed interest rate			5.05%	5.05%
Issued		December 2009
Maturity		December 2019
Issue price per $1000 increment of debt | $ / NotesSeries			994.19	994.19
Effective interest rate			5.13%	5.13%
Principal face amount: Originally issued				$ 1,000
Redemption present value spread - Basis points			0.455%	0.455%
Redemption present value spread - Cessation date		N/A
Long-term debt prepayment premium	$ 34
5.05% Notes, Series CH
TELUS Corporation notes
Fixed interest rate			5.05%	5.05%
Issued		July 2010
Maturity		July 2020
Issue price per $1000 increment of debt | $ / NotesSeries			997.44	997.44
Effective interest rate			5.08%	5.08%
Principal face amount: Originally issued				$ 1,000
Long-term debt				$ 1,000
Redemption present value spread - Basis points			0.47%	0.47%
Redemption present value spread - Cessation date		N/A
3.35% Notes, Series CJ
TELUS Corporation notes
Fixed interest rate			3.35%	3.35%
Issued		December 2012
Maturity		March 2023
Issue price per $1000 increment of debt | $ / NotesSeries			998.83	998.83
Effective interest rate			3.36%	3.36%
Principal face amount: Originally issued				$ 500
Long-term debt				$ 500
Redemption present value spread - Basis points			0.40%	0.40%
Redemption present value spread - Cessation date		Dec. 15, 2022
3.35% Notes, Series CK
TELUS Corporation notes
Fixed interest rate			3.35%	3.35%
Issued		April 2013
Maturity		April 2024
Issue price per $1000 increment of debt | $ / NotesSeries			994.35	994.35
Effective interest rate			3.41%	3.41%
Principal face amount: Originally issued				$ 1,100
Long-term debt				$ 1,100
Redemption present value spread - Basis points			0.36%	0.36%
Redemption present value spread - Cessation date		Jan. 2, 2024
4.40% Notes, Series CL
TELUS Corporation notes
Fixed interest rate			4.40%	4.40%
Issued		April 2013
Maturity		April 2043
Issue price per $1000 increment of debt | $ / NotesSeries			997.68	997.68
Effective interest rate			4.41%	4.41%
Principal face amount: Originally issued				$ 600
Long-term debt				$ 600
Redemption present value spread - Basis points			0.47%	0.47%
Redemption present value spread - Cessation date		Oct. 1, 2042
3.60% Notes, Series CM
TELUS Corporation notes
Fixed interest rate			3.60%	3.60%
Issued		November 2013
Maturity		January 2021
Issue price per $1000 increment of debt | $ / NotesSeries			997.15	997.15
Effective interest rate			3.65%	3.65%
Principal face amount: Originally issued				$ 400
Long-term debt				$ 400
Redemption present value spread - Basis points			0.35%	0.35%
Redemption present value spread - Cessation date		N/A
5.15% Notes, Series CN
TELUS Corporation notes
Fixed interest rate			5.15%	5.15%
Issued		November 2013
Maturity		November 2043
Issue price per $1000 increment of debt | $ / NotesSeries			995.00	995.00
Effective interest rate			5.18%	5.18%
Principal face amount: Originally issued				$ 400
Long-term debt				$ 400
Redemption present value spread - Basis points			0.50%	0.50%
Redemption present value spread - Cessation date		May 26, 2043
3.20% Notes, Series CO
TELUS Corporation notes
Fixed interest rate			3.20%	3.20%
Issued		April 2014
Maturity		April 2021
Issue price per $1000 increment of debt | $ / NotesSeries			997.39	997.39
Effective interest rate			3.24%	3.24%
Principal face amount: Originally issued				$ 500
Long-term debt				$ 500
Redemption present value spread - Basis points			0.30%	0.30%
Redemption present value spread - Cessation date		Mar. 5, 2021
4.85% Notes, Series CP
TELUS Corporation notes
Fixed interest rate			4.85%	4.85%					4.85%
Maturity		April 2044
Issue price per $1000 increment of debt | $ / NotesSeries			987.91	987.91				974.38	998.74
Effective interest rate			4.93%	4.93%				5.02%	4.86%
Principal face amount: Originally issued				$ 500				$ 400	$ 500
Long-term debt				$ 900
Redemption present value spread - Basis points			0.46%	0.46%
Redemption present value spread - Cessation date		Oct. 5, 2043
3.75% Notes, Series CQ
TELUS Corporation notes
Fixed interest rate			3.75%	3.75%
Issued		September 2014
Maturity		January 2025
Issue price per $1000 increment of debt | $ / NotesSeries			997.75	997.75
Effective interest rate			3.78%	3.78%
Principal face amount: Originally issued				$ 800
Long-term debt				$ 800
Redemption present value spread - Basis points			0.385%	0.385%
Redemption present value spread - Cessation date		Oct. 17, 2024
4.75% Notes, Series CR
TELUS Corporation notes
Fixed interest rate			4.75%	4.75%
Issued		September 2014
Maturity		January 2045
Issue price per $1000 increment of debt | $ / NotesSeries			992.91	992.91
Effective interest rate			4.80%	4.80%
Principal face amount: Originally issued				$ 400
Long-term debt				$ 400
Redemption present value spread - Basis points			0.515%	0.515%
Redemption present value spread - Cessation date		July 17, 2044
1.50% Notes, Series CS
TELUS Corporation notes
Fixed interest rate			1.50%	1.50%
Issued		March 2015
Maturity		March 2018
Issue price per $1000 increment of debt | $ / NotesSeries			999.62	999.62
Effective interest rate			1.51%	1.51%
Principal face amount: Originally issued				$ 250
Long-term debt				$ 0
Redemption present value spread - Cessation date		N/A
2.35% Notes, Series CT
TELUS Corporation notes
Fixed interest rate			2.35%	2.35%
Issued		March 2015
Maturity		March 2022
Issue price per $1000 increment of debt | $ / NotesSeries			997.31	997.31
Effective interest rate			2.39%	2.39%
Principal face amount: Originally issued				$ 1,000
Long-term debt				$ 1,000
Redemption present value spread - Basis points			0.355%	0.355%
Redemption present value spread - Cessation date		Feb. 28, 2022
4.40% Notes, Series CU
TELUS Corporation notes
Fixed interest rate			4.40%	4.40%
Issued		March 2015
Maturity		January 2046
Issue price per $1000 increment of debt | $ / NotesSeries			999.72	999.72
Effective interest rate			4.40%	4.40%
Principal face amount: Originally issued				$ 500
Long-term debt				$ 500
Redemption present value spread - Basis points			0.605%	0.605%
Redemption present value spread - Cessation date		July 29, 2045
3.75% Notes, Series CV
TELUS Corporation notes
Fixed interest rate			3.75%	3.75%
Issued		December 2015
Maturity		March 2026
Issue price per $1000 increment of debt | $ / NotesSeries			992.14	992.14
Effective interest rate			3.84%	3.84%
Principal face amount: Originally issued				$ 600
Long-term debt				$ 600
Redemption present value spread - Basis points			0.535%	0.535%
Redemption present value spread - Cessation date		Dec. 10, 2025
2.80% U.S. Dollar Notes
TELUS Corporation notes
Fixed interest rate			2.80%	2.80%
Issued		September 2016
Maturity		February 2027
Issue price per $1000 increment of debt | $ / NotesSeries			991.89	991.89
Effective interest rate			2.89%	2.89%
Principal face amount: Originally issued			$ 600
Long-term debt			$ 600
Redemption present value spread - Basis points			0.20%	0.20%
Redemption present value spread - Cessation date		Nov. 16, 2026
2.80% U.S. Dollar Notes | Foreign exchange derivative
TELUS Corporation notes
Fixed interest rate			2.95%	2.95%
Long-term debt				$ 792
Fixed exchange rate			1.3205	1.3205
3.70% U.S. Dollar Notes
TELUS Corporation notes
Fixed interest rate			3.70%	3.70%
Issued		March 2017
Maturity		September 2027
Issue price per $1000 increment of debt | $ / NotesSeries			998.95	998.95
Effective interest rate			3.71%	3.71%
Principal face amount: Originally issued				$ 500
Long-term debt				$ 500
Redemption present value spread - Basis points			0.20%	0.20%
Redemption present value spread - Cessation date		June 15, 2027
3.70% U.S. Dollar Notes | Foreign exchange derivative
TELUS Corporation notes
Fixed interest rate			3.41%	3.41%
Long-term debt				$ 667
Fixed exchange rate			1.3348	1.3348
4.70% Notes, Series CW
TELUS Corporation notes
Fixed interest rate			4.70%	4.70%			4.70%
Issued		Multiple
Maturity		March 2048
Issue price per $1000 increment of debt | $ / NotesSeries			998.06	998.06	1,014.11		990.65
Effective interest rate			4.71%	4.71%	4.61%		4.76%
Principal face amount: Originally issued				$ 325	$ 150		$ 325
Long-term debt				$ 475
Redemption present value spread - Basis points			0.585%	0.585%
Redemption present value spread - Cessation date		Sept. 6, 2047
3.625% Notes, Series CX
TELUS Corporation notes
Fixed interest rate			3.625%	3.625%
Issued		February 2018
Maturity		March 2028
Issue price per $1000 increment of debt | $ / NotesSeries			989.49	989.49
Effective interest rate			3.75%	3.75%
Principal face amount: Originally issued				$ 600
Long-term debt				$ 600
Redemption present value spread - Basis points			0.37%	0.37%
Redemption present value spread - Cessation date		Dec. 1, 2027
4.60% U.S. Dollar Notes
TELUS Corporation notes
Fixed interest rate			4.60%	4.60%
Issued		June 2018
Maturity		November 2048
Issue price per $1000 increment of debt | $ / NotesSeries			987.60	987.60
Effective interest rate			4.68%	4.68%
Principal face amount: Originally issued				$ 750
Long-term debt				$ 750
Redemption present value spread - Basis points			0.25%	0.25%
Redemption present value spread - Cessation date		May 16, 2048
4.60% U.S. Dollar Notes | Foreign exchange derivative
TELUS Corporation notes
Fixed interest rate			4.41%	4.41%
Long-term debt				$ 974
Fixed exchange rate			1.2985	1.2985